Transactions with Related Parties, Second Jelco Loan (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	May 24, 2017
Loan Agreement [Abstract]
Principal amount outstanding		$ 185,509		$ 198,607
Jelco [Member] | Second Jelco Loan [Member]
Loan Agreement [Abstract]
Face amount					$ 16,200
Unpaid and accrued interest payable			$ 354
Interest rate		0.00%
Principal amount outstanding		$ 11,450
Jelco [Member] | Second Jelco Loan [Member] | LIBOR [Member] | Plan [Member]
Loan Agreement [Abstract]
Term of variable rate	3 months
Margin on variable rate	6.00%